UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-21265

                              Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi- annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[NOTE TO FINANCIAL PRINTER: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]

Invesco Semi-Annual Report to Shareholders

February 28, 2019

EEB	Invesco BRIC ETF

RYJ	Invesco Raymond James SB-1 Equity ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco BRIC ETF (EEB)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	20.5
Energy	20.1
Consumer Discretionary	17.4
Communication Services	15.9
Materials	8.7
Information Technology	5.4
Industrials	4.3
Consumer Staples	3.7
Utilities	2.1
Health Care	1.2
Telecommunication Services	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Communication Services—15.9%
6,168	58.com, Inc. ADR (China)(b)	$449,709
3,866	Autohome, Inc. ADR (China)(b)	363,597
12,064	Baidu, Inc. ADR (China)(b)	1,960,883
9,615	Bilibili, Inc. ADR (China)(b)(c)	182,493
7,207	Bitauto Holdings Ltd. ADR (China)(b)	140,969
235,667	China Mobile Ltd. (China)	2,479,820
906,462	China Telecom Corp. Ltd., H-Shares (China)	490,772
386,229	China Unicom Hong Kong Ltd. (China)	458,074
295,575	Dish TV India Ltd. GDR (India)(d)	155,177
91,316	Fang Holdings Ltd. ADR (China)(b)	142,453
10,199	iQIYI, Inc. ADR (China)(b)(c)	277,005
8,378	Mail.Ru Group Ltd. GDR (Russia)(b)(d)	199,396
36,373	Mobile TeleSystems PJSC ADR (Russia)	281,163
10,410	Momo, Inc. ADR (China)(b)	345,300
3,935	NetEase, Inc. ADR (China)	878,371
22,688	Rostelecom PJSC ADR (Russia)	148,833
61,258	Sistema PJSFC GDR (Russia)(d)	182,794
24,181	Sogou, Inc. ADR (China)(b)	150,648
6,403	Sohu.com Ltd. ADR (China)(b)	128,444
12,979	TIM Participacoes SA ADR (Brazil)	204,809
58,573	VEON Ltd. ADR (Russia)	147,018
4,617	Weibo Corp. ADR (China)(b)(c)	333,578
3,721	YY, Inc. ADR (China)(b)	262,331

		10,363,637

	Consumer Discretionary—17.4%
38,001	Alibaba Group Holding Ltd. ADR (China)(b)	6,955,323
4,021	Baozun, Inc. ADR (China)(b)(c)	150,586

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
22,660	Ctrip.com International Ltd. ADR (China)(b)	$773,386
7,988	Huazhu Group Ltd. ADR (China)	280,139
43,930	JD.com, Inc. ADR (China)(b)	1,217,300
55,837	Mahindra & Mahindra Ltd. GDR (India)(d)	513,700
7,473	Pinduoduo, Inc. ADR (China)(b)(c)	223,742
21,571	TAL Education Group ADR (China)(b)	767,928
16,577	Tata Motors Ltd. ADR (India)(b)	207,213
34,197	Vipshop Holdings Ltd. ADR (China)(b)	245,534

		11,334,851

	Consumer Staples—3.7%
235,993	Ambev SA ADR (Brazil)	1,069,048
54,643	BRF SA ADR (Brazil)(b)	299,444
11,959	Cia Brasileira de Distribuicao ADR (Brazil)	295,387
49,170	Lenta Ltd. GDR (Russia)(b)(d)	149,968
23,257	Magnit PJSC GDR (Russia)(d)	333,971
8,901	X5 Retail Group NV GDR (Russia)(d)	225,195

		2,373,013

	Energy—20.1%
1,325,812	China Petroleum & Chemical Corp., H-Shares (China)	1,145,125
5,395	Gazprom Neft PJSC ADR (Russia)	133,526
294,796	Gazprom PJSC ADR (Russia)	1,398,512
18,240	LUKOIL PJSC ADR (Russia)	1,517,568
4,780	Novatek PJSC GDR (Russia)(d)	828,374
1,181,999	PetroChina Co. Ltd., H-Shares (China)	781,494
77,859	Petroleo Brasileiro SA ADR (Brazil)	1,223,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BRIC ETF (EEB) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
108,341	Petroleo Brasileiro SA (Preference Shares) ADR (Brazil)	$1,552,527
67,927	Reliance Industries Ltd. GDR (India)(d)	2,357,067
75,685	Rosneft Oil Co. PJSC GDR (Russia)(d)	453,353
66,528	Surgutneftegas PJSC ADR (Russia)	256,399
14,095	Tatneft PJSC ADR (Russia)	995,107
29,806	Ultrapar Participacoes SA ADR (Brazil)	419,967

		13,062,963

	Financials—20.5%
19,593	Axis Bank Ltd. GDR (India)(b)(d)	973,772
159,286	Banco Bradesco SA ADR (Brazil)	1,828,603
27,338	Banco Santander Brasil SA ADR (Brazil)	327,509
410,219	China Life Insurance Co. Ltd., H-Shares (China)	1,128,784
27,391	HDFC Bank Ltd. ADR (India)	2,769,778
87,287	ICICI Bank Ltd. ADR (India)	860,650
216,258	Itau Unibanco Holding SA (Preference Shares) ADR (Brazil)	2,032,825
17,607	LexinFintech Holdings Ltd. ADR (China)(b)	205,122
32,890	PPDAI Group, Inc. ADR (China)(b)	158,530
27,950	Qudian, Inc. ADR (China)(b)	176,085
129,326	Sberbank of Russia PJSC ADR (Russia)	1,650,200
20,835	State Bank of India GDR (India)(b)(c)(d)	789,646
8,648	TCS Group Holding PLC GDR (Russia)(d)	159,988
196,334	VTB Bank PJSC GDR (Russia)(d)	231,085

		13,292,577

	Health Care—1.2%
2,659	BeiGene Ltd. ADR (China)(b)	364,416
6,362	Dr Reddy’s Laboratories Ltd. ADR (India)	239,720
6,941	Zai Lab Ltd. ADR (China)(b)(c)	200,040

		804,176

	Industrials—4.3%
6,815	Azul SA ADR (Brazil)(b)	202,883
33,566	BEST, Inc. ADR (China)(b)(c)	204,753
247,903	China Eastern Airlines Corp. Ltd., H-Shares (China)	158,220
218,782	China Southern Airlines Co. Ltd., H-Shares (China)	178,653
13,039	Embraer SA ADR (Brazil)	267,560
13,600	GOL Linhas Aereas Inteligentes SA ADR (Brazil)(b)	191,896
62,062	Larsen & Toubro Ltd. GDR (India)(d)	1,124,563
25,005	ZTO Express Cayman, Inc. ADR (China)	497,099

		2,825,627

	Information Technology—5.4%
15,591	21Vianet Group, Inc. ADR (China)(b)	147,179
22,009	Cheetah Mobile, Inc. ADR (China)(b)(c)	160,666
5,315	GDS Holdings Ltd. ADR (China)(b)(c)	176,830
175,722	Infosys Ltd. ADR (India)	1,883,740
11,885	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	244,712
243,197	Semiconductor Manufacturing International Corp. (China)(b)	246,301
74,595	Wipro Ltd. ADR (India)	417,732
4,077	WNS Holdings Ltd. ADR (India)(b)	215,266

		3,492,426

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials—8.7%
432,738	Aluminum Corp. of China Ltd., H-Shares (China)(b)	$177,510
7,729	Braskem SA ADR (Brazil)	222,827
64,482	Cia Siderurgica Nacional SA ADR (Brazil)(b)	224,397
76,080	Gerdau SA (Preference Shares) ADR (Brazil)	308,124
16,281	Magnitogorsk Iron & Steel Works PJSC GDR (Russia)(d)	140,993
35,375	MMC Norilsk Nickel PJSC ADR (Russia)	757,025
7,938	Novolipetsk Steel PJSC GDR (Russia)(d)	189,163
11,335	PhosAgro PJSC GDR (Russia)(d)	154,836
3,973	Polyus PJSC GDR (Russia)(d)	162,893
15,322	Severstal PJSC GDR (Russia)(d)	236,725
327,667	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	166,133
21,391	Suzano Papel e Celulose SA ADR (Brazil)	544,615
46,812	Tata Steel Ltd. GDR (India)(c)(d)	325,812
141,178	Vale SA ADR (Brazil)	1,761,901
29,870	Vedanta Ltd. ADR (India)	286,752

		5,659,706

	Telecommunication Services—0.6%
29,070	Telefonica Brasil SA (Preference Shares) ADR (Brazil)	362,794

	Utilities—2.1%
26,472	Centrais Eletricas Brasileiras SA ADR (Brazil)(b)	258,896
27,140	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	282,256
75,002	Cia Energetica de Minas Gerais ADR (Brazil)	286,508
17,842	Cia Paranaense de Energia ADR (Brazil)	171,640
339,221	Huaneng Power International, Inc., H-Shares (China)	209,156
211,538	RusHydro PJSC ADR (Russia)	148,288

		1,356,744

	Total Common Stocks & Other Equity Interests (Cost $57,750,189)	64,928,514

	Money Market Fund—0.1%
34,576	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $34,576)	34,576

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $57,784,765)—100.0%	64,963,090

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.3%
4,142,660	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $4,142,660)	4,142,660

	Total Investments in Securities (Cost $61,927,425)—106.3%	69,105,750

	Other assets less liabilities—(6.3)%	(4,113,999)

	Net Assets—100.0%	$64,991,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BRIC ETF (EEB) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $9,888,471, which represented 15.21% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following countries:

China	40.6%
Brazil	22.1%
India	20.2%
Russia	17.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Raymond James SB-1 Equity ETF (RYJ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	20.0
Energy	18.9
Health Care	17.7
Information Technology	15.3
Industrials	10.3
Consumer Discretionary	8.3
Real Estate	5.4
Communication Services	4.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Communication Services—4.1%
2,944	Charter Communications, Inc., Class A(b)	$1,015,415
46,523	Iridium Communications, Inc.(b)	990,475
2,860	Netflix, Inc.(b)	1,024,166
110,467	ORBCOMM, Inc.(b)	778,792
6,964	Spotify Technology SA(b)	975,935
14,152	T-Mobile US, Inc.(b)	1,021,916
124,643	WideOpenWest, Inc.(b)	1,024,565

		6,831,264

	Consumer Discretionary—8.3%
19,169	Aaron’s, Inc.	1,040,685
6,031	Alibaba Group Holding Ltd. ADR (China)(b)	1,103,854
17,068	Best Buy Co., Inc.	1,174,961
11,632	Dine Brands Global, Inc.	1,153,894
8,653	Dollar General Corp.	1,025,034
12,353	Hilton Worldwide Holdings, Inc.	1,026,534
21,032	Lennar Corp., Class A	1,009,115
23,230	Malibu Boats, Inc., Class A(b)	1,073,458
53,566	MarineMax, Inc.(b)	1,051,501
45,018	MasterCraft Boat Holdings, Inc.(b)	1,110,594
2,684	O’Reilly Automotive, Inc.(b)	998,341
11,851	Polaris Industries, Inc.	1,010,061
17,593	Tempur Sealy International, Inc.(b)	1,024,089

		13,802,121

	Energy—18.9%
73,173	Antero Midstream GP LP(c)	934,419
27,631	Cactus, Inc., Class A(b)	1,001,900
81,710	Carrizo Oil & Gas, Inc.(b)	897,176
9,156	Concho Resources, Inc.	1,007,160
22,879	Continental Resources, Inc.(b)	1,020,632
27,758	Delek US Holdings, Inc.	982,078
36,112	Enterprise Products Partners LP	998,497

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
66,466	Green Plains Partners LP	$1,064,121
31,885	Halliburton Co.	978,551
56,725	Kimbell Royalty Partners LP	992,687
53,706	Kinder Morgan, Inc.	1,029,007
60,278	Marathon Oil Corp.	1,000,615
15,812	Marathon Petroleum Corp.	980,502
30,148	MPLX LP	999,708
106,689	Newpark Resources, Inc.(b)	943,131
39,675	Nine Energy Service, Inc.(b)	1,040,278
162,134	Oasis Petroleum, Inc.(b)	906,329
15,085	Occidental Petroleum Corp.	997,873
15,114	ONEOK, Inc.	971,226
55,531	Parsley Energy, Inc., Class A(b)	1,007,332
71,896	Patterson-UTI Energy, Inc.	953,341
7,287	Pioneer Natural Resources Co.	1,027,103
43,204	Plains All American Pipeline LP	1,008,381
42,987	Plains GP Holdings LP, Class A	996,868
54,910	ProPetro Holding Corp.(b)	1,090,513
125,708	QEP Resources, Inc.(b)	975,494
224,792	SRC Energy, Inc.(b)	1,034,043
22,935	Targa Resources Corp.	922,904
28,277	Viper Energy Partners LP	930,596
34,468	Whiting Petroleum Corp.(b)(c)	839,985
76,832	WPX Energy, Inc.(b)	948,107
70,276	YPF SA ADR (Argentina)	993,703

		31,474,260

	Financials—20.0%
20,960	Aflac, Inc.	1,029,974
26,535	Allegiance Bancshares, Inc.(b)	1,015,229
10,831	Allstate Corp. (The)	1,022,230
13,286	American National Bankshares, Inc.	475,639
73,382	Ares Commercial Real Estate Corp. REIT	1,119,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Raymond James SB-1 Equity ETF (RYJ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
14,902	Argo Group International Holdings Ltd.	$1,035,838
31,494	Axos Financial, Inc.(b)	1,016,626
112,766	Bancorp, Inc. (The)(b)	1,022,788
163,941	BGC Partners, Inc., Class A	1,004,958
51,145	Cadence BanCorp	1,022,389
21,697	Chemical Financial Corp.	994,374
11,659	Comerica, Inc.	1,015,616
47,205	ConnectOne Bancorp, Inc.	1,018,212
43,084	FedNat Holding Co.	786,283
68,227	Fidus Investment Corp.	1,024,087
22,233	FVCBankcorp, Inc.(b)	394,636
49,261	Goldman Sachs BDC, Inc.	1,026,599
54,330	Granite Point Mortgage Trust, Inc. REIT	1,033,357
12,528	Kemper Corp.	1,041,077
57,645	Ladder Capital Corp. REIT	1,057,786
40,391	Meta Financial Group, Inc.	943,130
48,587	Old Republic International Corp.	1,013,525
28,670	Origin Bancorp, Inc.	1,033,840
24,808	PacWest Bancorp	1,017,624
19,852	Preferred Bank	1,016,819
14,205	Progressive Corp. (The)	1,035,545
62,931	Regions Financial Corp.	1,032,068
14,252	State Street Corp.	1,024,291
4,105	SVB Financial Group(b)	1,014,592
43,607	TCF Financial Corp.	998,600
28,488	Union Bankshares Corp.	1,013,318
6,018	Willis Towers Watson PLC	1,035,216
13,611	Wintrust Financial Corp.	1,002,722
20,077	Zions Bancorp NA	1,025,935

		33,364,732

	Health Care—17.7%
37,384	Acadia Healthcare Co., Inc.(b)(c)	982,825
16,919	ANI Pharmaceuticals, Inc.(b)	1,113,101
321,734	Antares Pharma, Inc.(b)(c)	1,155,025
4,134	Becton, Dickinson and Co.	1,028,498
7,716	Bluebird Bio, Inc.(b)	1,197,678
25,668	Boston Scientific Corp.(b)	1,029,800
38,316	CareDx, Inc.(b)	1,192,394
92,836	ChemoCentryx, Inc.(b)	997,987
16,032	CVS Health Corp.	927,131
71,298	Flexion Therapeutics, Inc.(b)	985,338
50,918	G1 Therapeutics, Inc.(b)	939,946
10,190	Galapagos NV ADR (Belgium)(b)	994,748
15,371	Gilead Sciences, Inc.	999,422
4,069	ICU Medical, Inc.(b)	999,998
12,295	Incyte Corp.(b)	1,060,198
10,396	Intercept Pharmaceuticals, Inc.(b)(c)	1,036,897
276,761	Ocular Therapeutix, Inc.(b)(c)	1,231,587
14,708	Quidel Corp.(b)	964,257
55,531	Ra Pharmaceuticals, Inc.(b)	1,070,082
74,605	RadNet, Inc.(b)	1,017,612
22,270	REGENXBIO, Inc.(b)(c)	1,152,027
13,943	Sol-Gel Technologies Ltd. (Israel)(b)	97,601
20,231	Spark Therapeutics, Inc.(b)	2,292,172
3,594	Teleflex, Inc.	1,041,685
435,192	Teligent, Inc.(b)(c)	687,603
3,820	UnitedHealth Group, Inc.	925,280

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
117,395	Viking Therapeutics, Inc.(b)(c)	$987,292
94,541	Voyager Therapeutics, Inc.(b)	1,418,115

		29,526,299

	Industrials—10.3%
16,254	Alaska Air Group, Inc.	1,002,872
29,382	Casella Waste Systems, Inc., Class A(b)	1,036,597
75,954	Construction Partners, Inc., Class A(b)	938,792
62,587	Covanta Holding Corp.	1,062,727
78,953	Evoqua Water Technologies Corp.(b)	1,072,182
16,579	Fastenal Co.	1,043,482
72,284	Foundation Building Materials, Inc.(b)	803,798
12,274	Genesee & Wyoming, Inc., Class A(b)	1,006,468
49,713	GMS, Inc.(b)	971,889
9,270	Kansas City Southern	1,007,093
47,975	Knoll, Inc.	1,015,151
110,348	Mesa Air Group, Inc.(b)	1,111,204
18,434	SkyWest, Inc.	996,173
17,748	Spirit Airlines, Inc.(b)	998,325
6,021	Union Pacific Corp.	1,009,722
9,270	United Parcel Service, Inc., Class B	1,021,554
12,340	Waste Connections, Inc.	1,029,156

		17,127,185

	Information Technology—15.3%
15,912	Alarm.com Holdings, Inc.(b)	1,044,305
12,557	Arrow Electronics, Inc.(b)	1,000,793
22,915	Avnet, Inc.	996,573
21,436	Bottomline Technologies (DE), Inc.(b)	1,069,228
62,549	Carbon Black, Inc.(b)	818,766
23,587	EchoStar Corp., Class A(b)	909,515
18,238	Envestnet, Inc.(b)	1,112,700
133,017	Everi Holdings, Inc.(b)	1,022,901
19,499	FLIR Systems, Inc.	1,003,223
35,138	GDS Holdings Ltd. ADR (China)(b)(c)	1,169,041
165,522	Internap Corp.(b)(c)	895,474
6,719	IPG Photonics Corp.(b)	1,041,647
16,676	Itron, Inc.(b)	883,995
21,418	Lumentum Holdings, Inc.(b)	1,065,545
9,609	Microsoft Corp.	1,076,496
56,352	MiX Telematics Ltd. ADR (South Africa)	1,074,069
47,271	nLight, Inc.(b)	1,011,127
22,673	Rapid7, Inc.(b)	1,043,638
9,909	RingCentral, Inc., Class A(b)	1,043,319
6,494	salesforce.com, Inc.(b)	1,062,743
4,486	ServiceNow, Inc.(b)	1,074,128
17,373	SS&C Technologies Holdings, Inc.	1,069,829
114,268	Switch, Inc., Class A(c)	986,133
10,105	SYNNEX Corp.	991,503
11,656	Worldpay, Inc., Class A(b)	1,116,645

		25,583,336

	Real Estate—5.4%
15,957	Agree Realty Corp. REIT	1,048,854
45,555	CareTrust REIT, Inc. REIT	1,017,699
20,542	CBRE Group, Inc., Class A(b)	1,022,170
17,986	CyrusOne, Inc. REIT	896,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Raymond James SB-1 Equity ETF (RYJ) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)

	Real Estate (continued)
2,386	Equinix, Inc. REIT	$1,010,471
44,320	Invitation Homes, Inc. REIT	1,019,360
69,611	Landmark Infrastructure Partners LP	990,565
59,649	Retail Opportunity Investments Corp. REIT	1,024,173
39,797	Weyerhaeuser Co. REIT	990,547

		9,020,261

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $153,284,052)—100.0%	166,729,458

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
5,890,705	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $5,890,705)	5,890,705

	Total Investments in Securities (Cost $159,174,757)—103.5%	172,620,163

	Other assets less liabilities—(3.5)%	(5,869,644)

	Net Assets—100.0%	$166,750,519

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco BRIC ETF (EEB)	Invesco Raymond James SB-1 Equity ETF (RYJ)
Assets:
Unaffiliated investments in securities, at value(a)	$64,928,514	$166,729,458
Affiliated investments in securities, at value	4,177,236	5,890,705
Cash	322	—
Receivables:
Dividends	184,649	116,871
Securities lending	1,676	3,298
Foreign tax reclaims	700	6,723
Investments sold	—	5,132,601
Other assets	318	—

Total Assets	69,293,415	177,879,656

Liabilities:
Due to custodian	—	40,840
Payables:
Collateral upon return of securities loaned	4,142,660	5,890,705
Investments purchased	—	5,025,667
Accrued advisory fees	14,192	171,925
Accrued trustees’ and officer’s fees	5,426	—
Accrued expenses	139,386	—

Total Liabilities	4,301,664	11,129,137

Net Assets	$64,991,751	$166,750,519

Net Assets Consist of:
Shares of beneficial interest	$237,191,165	$206,080,926
Distributable earnings	(172,199,414)	(39,330,407)

Net Assets	$64,991,751	$166,750,519

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,800	3,822,822
Net asset value	$36.09	$43.62

Market price	$36.14	$43.65

Unaffiliated investments in securities, at cost	$57,750,189	$153,284,052

Affiliated investments in securities, at cost	$4,177,236	$5,890,705

(a) Includes securities on loan with an aggregate value of	$2,360,144	$5,680,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco BRIC ETF (EEB)	Invesco Raymond James SB-1 Equity ETF (RYJ)
Investment Income:
Unaffiliated dividend income	$596,315	$1,182,604
Affiliated dividend income	1,610	5,459
Securities lending income	25,113	65,290
Foreign withholding tax	(45,406)	(1,752)

Total Income	577,632	1,251,601

Expenses:
Advisory fees	157,160	637,938
Professional fees	17,182	—
Accounting & administration fees	15,267	—
Sub-licensing fees	12,573	—
Custodian & transfer agent fees	8,691	—
Printing	6,131	—
Listing fee and expenses	3,489	—
Trustees’ and officer’s fees	2,250	—
Other	2,083	—

Total Expenses	224,826	637,938

Less: Waivers	(23,891)	(458)

Net Expenses	200,935	637,480

Net Investment Income	376,697	614,121

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(7,217,032)	(9,392,292)
In-kind redemptions	881,660	5,926,168
Foreign currencies	(2,028)	—

Net realized gain (loss)	(6,337,400)	(3,466,124)

Net change in unrealized appreciation (depreciation)	8,773,438	(18,592,915)

Net realized and unrealized gain (loss)	2,436,038	(22,059,039)

Net increase (decrease) in net assets resulting from operations	$2,812,735	$(21,444,918)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco BRIC ETF (EEB)		Invesco Raymond James SB-1 Equity ETF (RYJ)
	Six Months Ended February 28, 2019	Year Ended August 31, 2018	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Operations:
Net investment income	$376,697	$1,546,438	$614,121	$1,149,260
Net realized gain (loss)	(6,337,400)	(932,833)	(3,466,124)	24,357,786
Net change in unrealized appreciation (depreciation)	8,773,438	440,634	(18,592,915)	17,075,286

Net increase (decrease) in net assets resulting from operations	2,812,735	1,054,239	(21,444,918)	42,582,332

Distributions to Shareholders from:
Distributable earnings	(1,731,261)	(1,588,508)	(2,047,360)	—

Shareholder Transactions:
Proceeds from shares sold	1,592,975	7,466,289	15,349,110	81,954,730
Value of shares repurchased	(6,749,902)	(24,294,005)	(25,666,631)	(109,778,150)

Net increase (decrease) in net assets resulting from shares transactions	(5,156,927)	(16,827,716)	(10,317,521)	(27,823,420)

Increase (Decrease) in Net Assets	(4,075,453)	(17,361,985)	(33,809,799)	14,758,912

Net Assets:
Beginning of period	69,067,204	86,429,189	200,560,318	185,801,406

End of period	$64,991,751	$69,067,204	$166,750,519	$200,560,318

Changes in Shares Outstanding:
Shares sold	50,000	200,000	350,000	1,800,000
Shares repurchased	(200,000)	(650,000)	(600,000)	(2,450,000)
Shares outstanding, beginning of period	1,950,800	2,400,800	4,072,822	4,722,822

Shares outstanding, end of period	1,800,800	1,950,800	3,822,822	4,072,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco BRIC ETF (EEB)

	Six Months Ended February 28, 2019 (Unaudited)		Years Ended August 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$35.40		$36.00	$28.64	$24.97	$37.98	$31.99
Net investment income(a)	0.20		0.66	0.53	0.36	0.56	0.75
Net realized and unrealized gain (loss) on investments	1.48		(0.62)	7.24	3.79	(12.54)	6.10
Total from investment operations	1.68		0.04	7.77	4.15	(11.98)	6.85
Distributions to shareholders from:
Net investment income	(0.99)		(0.64)	(0.41)	(0.48)	(1.03)	(0.86)
Net asset value at end of period	$36.09		$35.40	$36.00	$28.64	$24.97	$37.98
Market price at end of period	$36.14	(b)	$35.39 (b)	$36.03	$28.54	$24.95	$37.84
Net asset value Total Return(c)	5.20%		0.01%	27.49%	16.97%	(31.90)%	21.68%
Market Price Total Return(c)	5.36%		(0.10)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$64,992		$69,067	$86,429	$74,480	$86,177	$180,427
Ratio to average net assets of:
Expenses, after waivers	0.64	%(d)	0.59%	0.64%	0.64%	0.64%	0.64%
Expenses, prior to waivers	0.72	%(d)	0.67%	0.75%	0.78%	0.70%	0.66%
Net investment income, after waivers	1.20	%(d)	1.75%	1.69%	1.41%	1.81%	2.17%
Portfolio turnover rate(e)	36%		39%	41%	24%	24%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Raymond James SB-1 Equity ETF (RYJ)

	Six Months Ended February 28, 2019 (Unaudited)		Years Ended August 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$49.24		$39.34	$35.99	$34.24	$35.26	$29.06
Net investment income(a)	0.15		0.27	0.12	0.29	0.21	0.12
Net realized and unrealized gain (loss) on investments	(5.25)		9.63	3.82	1.76	(1.14)	6.19
Total from investment operations	(5.10)		9.90	3.94	2.05	(0.93)	6.31
Distributions to shareholders from:
Net investment income	(0.52)		—	(0.52)	(0.30)	(0.09)	(0.11)
Return of capital	—		—	(0.07)	—	—	—
Total distributions to shareholders	(0.52)		—	(0.59)	(0.30)	(0.09)	(0.11)
Net asset value at end of period	$43.62		$49.24	$39.34	$35.99	$34.24	$35.26
Market price at end of period	$43.65	(b)	$49.19 (b)	$39.32	$36.01	$34.19	$35.28
Net asset value Total Return(c)	(10.06)%		25.16%	11.00%	6.08%	(2.64)%	21.75%
Market Price Total Return(c)	(9.91)%		25.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$166,751		$200,560	$185,801	$180,784	$240,495	$267,054
Ratio to average net assets of:
Expenses, after waivers	0.75	%(d)(e)	0.71%	0.75%	0.75%	0.75%	0.76%
Expenses, prior to waivers	0.75	%(d)(e)	0.71%	0.75%	0.75%	0.75%	0.76%
Net investment income, after waivers	0.72	%(d)	0.60%	0.30%	0.87%	0.59%	0.36%
Portfolio turnover rate(f)	51%		82%	90%	118%	95%	114%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

February 28, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco BRIC ETF (EEB)	“BRIC ETF”
Invesco Raymond James SB-1 Equity ETF (RYJ)	“Raymond James SB-1 Equity ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

Effective April 30, 2019, each Fund’s fiscal year-end will change from August 31 to April 30.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BRIC ETF	BNY Mellon BRIC Select DR Index
Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions

13

of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

14

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Capitalization Securities Risk. For Raymond James SB-1 Equity ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Emerging Markets Investment Risk. For BRIC ETF, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

REIT Risk. For Raymond James SB-1 Equity ETF, REITs are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Investments in BDCs Risk. For Raymond James SB-1 Equity ETF, the 1940 Act imposes certain restraints upon the operations of a business development company (“BDC”). For example, BDCs are required to invest at least 70% of their total assets primarily in

15

securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well established, publicly-traded companies

Master Limited Partnership (“MLP”) Risk. For Raymond James SB-1 Equity ETF, an MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended, and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. Global depositary receipts (“GDRs”) are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Currency Risk. For BRIC ETF, because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Foreign Investment Risk. For BRIC ETF, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

C. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if

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any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

E. Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

G. Dividends and Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders, if any, to its shareholders annually. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

I. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

BRIC ETF is responsible for all of its expenses, including the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

Raymond James SB-1 Equity ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

J. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K. Securities Lending

During the six-months period ended February 28, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

L. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the period ended August 31, 2018, distributions from distributable earnings consisted of distributions from net investment income.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

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Pursuant to an Investment Advisory Agreement, BRIC ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of BRIC ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year through at least May 18, 2020. Neither the Advisor nor the Fund can discontinue the agreement prior to its expiration.

Further, the Adviser agrees to reimburse BRIC ETF in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.64% through at least May 18, 2020.

Pursuant to another Investment Advisory Agreement, Raymond James SB-1 Equity ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee equal to 0.75% of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of Raymond James SB-1 Equity ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser also has agreed to waive a portion of the unitary management fee for Raymond James SB-1 Equity ETF through at least May 18, 2020 to prevent the Fund’s operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes, and litigation expenses and other extraordinary expenses) from exceeding 0.75%. Neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investment in money market funds managed by that affiliate (excluding investment of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended February 28, 2019, the Adviser waived fees in the following amounts:

BRIC ETF	$23,891
Raymond James SB-1 Equity ETF	458

The fees waived and/or expenses borne by the Adviser for BRIC ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

The amounts available for potential recapture by the Adviser for BRIC ETF and the expiration schedule at February 28, 2019 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		8/31/19	8/31/20	8/31/21	2/28/2022
BRIC ETF	$59,065	$—	$—	$35,300	$23,765

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

The Adviser has entered into licensing agreements on behalf of each Fund with the following entities (each a “Licensor”):

Fund	Licensor
BRIC ETF	The Bank of New York Mellon
Raymond James SB-1 Equity ETF	Raymond James Research Services, LLC

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —Prices	are determined using quoted prices in an active market for identical assets.

Level 2 —Prices

are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —Prices

are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2018:

		Post-effective/no expiration
	Expires in 2019	Short-Term	Long-Term	Total*
BRIC ETF	$8,921,151	$926,938	$162,204,902	$172,052,991
Raymond James SB-1 Equity ETF	2,213,777	27,300,717	10,846,819	40,361,313

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7—Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
BRIC ETF	$23,156,554	$24,422,352
Raymond James SB-1 Equity ETF	89,270,452	89,497,000

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For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BRIC ETF	$1,588,127	$6,740,330
Raymond James SB-1 Equity ETF	15,288,720	26,511,271

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
BRIC ETF	$13,130,116	$(7,091,621)	$6,038,495	$63,067,255
Raymond James SB-1 Equity ETF	22,556,904	(16,147,351)	6,409,553	166,210,610

Note 8—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by each Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Raymond James SB-1 Equity ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participating Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Note 11—Subsequent Event

S&P Opco LLC, a subsidiary of S&P Dow Jones Indices LLC (“S&P DJI”), has agreed to acquire certain assets of The Bank of New York Mellon’s ADR Index Business. Accordingly, effective Monday, April 1, 2019, S&P DJI will become the index provider for Invesco BRIC ETF’s Underlying Index and the Underlying Index will be renamed as follows:

Current Underlying Index Name	New Underlying Index Name
BNY Mellon BRIC Select DR Index	S&P/BNY Mellon BRIC Select DR Index (USD)

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Fees and Expenses

As a shareholder of Invesco BRIC ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco Raymond James SB-1 Equity ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder of the Invesco Raymond James SB-1 Equity ETF may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Invesco Raymond James SB-1 Equity ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BRIC ETF (EEB)
Actual	$1,000.00	$1,051.95	0.64%	$3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64	3.21
Invesco Raymond James SB-1 Equity ETF (RYJ)
Actual	1,000.00	899.40	0.75	3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST1-SAR-4	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to the issuance of the no-action letter.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications , PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified additional two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	5/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	5/6/2019

By:	/s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date:	5/6/2019